RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances	The Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding investment in direct financing lease balances. (Refer to Note 18: Investments in Sales-Type Leases, Direct Financing Leases and Leaseback Assets).

(in thousands of $)	2022	2021
Amounts due from:
Frontline	3,854	3,633
Seadrill	—	3,643
Golden Ocean	374	4,453
Seatankers	—	77
Sloane Square Capital	183	—
River Box	10	5
Other related parties	1	1
Allowance for expected credit losses*	(30)	(3,255)
Total amount due from related parties	4,392	8,557
Loans to related parties - associated companies, long-term
River Box	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000
Amounts due to:
Frontline Shipping	1,788	1,252
Frontline	2	2
Golden Ocean	141	36
Other related parties	5	5
Total amount due to related parties	1,936	1,295

*See Note 3: Recently Issued Accounting Standards and Note 28: Allowance for Expected Credit Losses.

Summary of leasing revenues and repayments earned from related parties
A summary of leasing revenues and repayments from Frontline Shipping, Golden Ocean and Seadrill is as follows:

(in millions of $)	2022	2021	2020
Golden Ocean:
Operating lease income	52.3	50.5	52.0
Profit share	3.0	9.8	—
Frontline Shipping:
Direct financing lease interest income	0.4	1.5	1.7
Direct financing lease service revenue	1.7	6.6	6.9
Direct financing lease repayments	1.8	6.3	6.5
Profit share	—	0.3	18.6
Seadrill:
Direct financing lease interest income	—	3.7	3.5
Direct financing lease repayments	—	2.7	2.8
Operating lease income	17.8	28.9	—

Schedule of related party transactions

	Year ended
(in thousands of $)	December 31, 2022	December 31, 2021	December 31, 2020
Frontline:
Vessel Management Fees	3,679	7,794	8,893
Newbuilding Supervision Fees	1,030	132	—
Commissions and Brokerage	498	260	364
Administration Services Fees	7	159	82
Golden Ocean:
Vessel Management Fees	20,440	20,440	20,496
Operating Management Fees	22	389	887
Administration Services Fees	—	56	70
Seatankers:
Administration Services Fees*	428	226	520
Front Ocean:
Administration Services Fees	483	23	—
Office Facilities:
Seatankers Management Norway AS	106	112	94
Frontline Management AS	341	252	186
Frontline Corporate Services Ltd.	93	187	226
Frontline Shipping Singapore Pte Ltd.	—	19	—
Golden Ocean Shipping Co Pte. Ltd.	80	—	—
Flex LNG Management Ltd	3	—	—

* During the year ended December 31, 2021, a credit note of $0.3 million was received in relation to 2020 fees paid.
Dividends and interest income received from shares held in and secured notes issued by related parties:

	Year ended
(in thousands of $)	December 31, 2022	December 31, 2021	December 31, 2020
Dividends received
ADS Maritime Holding	—	—	2,930
Frontline	—	—	3,100
NorAm Drilling	128	—	—
Interest income received
NorAm Drilling	463	443	420

Related party loans, associated companies	A summary of loans entered into with the associated companies are as follows:

(in millions of $)	River Box
Loans granted	45
Loans outstanding as of December 31, 2022	45

Interest income on related party loans
Interest income received on the loans to associated companies is as follows:

	Year ended
(in millions of $)	December 31, 2022	December 31, 2021	December 31, 2020
River Box	4.6	4.6	—
SFL Deepwater	—	—	3.8
SFL Hercules	—	2.4	3.6
SFL Linus	—	—	4.5